Investment in Preferred Securities	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Investments, All Other Investments [Abstract]
Investment in Preferred Securities

Note 5 - Investment in Preferred Securities

During the year ended December 31, 2025, in connection with the issuance of 1,875 shares of Series B Convertible Preferred Stock and accompanying Series B Warrants at $800 per share, the Company received, as non-cash consideration, preferred shares of Aditxt Inc. (“ADTX”). No cash was exchanged in this transaction. The ADTX preferred shares had an estimated fair value and carrying value of $1.5 million at the date of receipt.

During the year ended December 31, 2025, ADTX redeemed 43 shares of its preferred stock held by the Company, resulting in cash proceeds of approximately $0.05 million, all of which was collected during the period. No loss was recognized on this redemption.

During the nine months ended September 30, 2026, ADTX redeemed approximately 23 shares of its preferred stock held by the Company in accordance with the terms of the preferred shares. These redemptions resulted in cash proceeds of approximately $0.03 million. During the nine months ended September 30, 2026, the Company converted approximately 829 preferred ADTX shares into common shares and sold them for net proceeds of approximately $0.6 million. In addition, the Company sold approximately 605 preferred ADTX shares to an institutional investor for approximately $0.5 million. The combined proceeds were $1.1 million, of which approximately $0.3 million remained receivable as of September 30, 2026, and is included in other current assets in the condensed unaudited consolidated balance sheet as of September 30, 2026. In connection with these redemptions and sales of shares, the Company recognized a loss of $0.3 million for the nine months ended September 30, 2026 within the unaudited condensed consolidated statements of operations. The liquidation occurred during the three months ended June 30, 2026.

The following table summarizes the activity in the investment during the nine months ended September 30, 2026, and for the year ended December 31, 2025:

	As of September 30, 2026		December 31, 2025
	Shares	Amount	Shares	Amount
Initial recognition at fair value (September 30, 2025)	-	-	1,500	$1,500,000
Beginning balance	1,457	$1,450,000	-	-
Proceeds from redemption	(23)	(25,017)	(43)	(50,000)
Disposal of preferred securities	(1,434)	(1,084,575)	-	-
Net loss on disposal of securities	-	(340,408)	-	-
Ending balance	-	$-	1,457	$1,450,000

Note 6 - Investment in Preferred Securities

On September 30, 2025, as partial consideration received in connection with the issuance of 1,875 shares of Series B Convertible Preferred Stock and Series B Warrants to purchase Common Stock (see Note 19), the Company received preferred shares of Aditxt, Inc. (“ADTX”), a publicly traded company. The Series B Convertible Preferred Stock was issued at $800 per share. No cash was exchanged in this transaction. The ADTX preferred securities had an estimated fair value and carrying value of $1.5 million at the date of receipt.

The investment represents less than 20% of the voting interests in ADTX, and the Company does not have the ability to exercise significant influence or control over ADTX. Accordingly, the investment is accounted for under ASC 321, Investments - Equity Securities. Because ADTX’s preferred shares are not actively traded and lack a readily determinable fair value, the Company has elected to measure the investment at cost, less any impairment, adjusted for observable price changes in orderly transactions for identical or similar instruments, as permitted under ASC 321-10-35-2.

During the year ended December 31, 2025, ADTX redeemed approximately 43 shares of its preferred stock held by the Company pursuant to the preferred share terms, resulting in cash proceeds of $0.05 million. No gain or loss was recognized on this redemption. No impairments or other observable price adjustments were recognized during the year ended December 31, 2025.

The following table summarizes the activity in the investment during the year ended December 31, 2025:

	Shares	Amount
Initial recognition at fair value (September 30, 2025)	1,500	$1,500,000
Proceeds from redemption	(43)	(50,000)
Impairment charges	-	-
Observable price adjustments	-	-
Balance, December 31, 2025	1,457	$1,450,000

As of December 31, 2025, the investment is classified as a long-term asset on the consolidated balance sheet and continues to be measured in accordance with ASC 321. Any future gains or losses resulting from dispositions or impairments will be recognized in Other Income (Expense) in the consolidated statements of operations.